Income Taxes - Unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance as of December 31, 2020	$ 0
Archer Aviation Inc
Balance as of December 31, 2019	31,000
Increases related to current year tax positions	2,018,000
Balance as of December 31, 2020	2,049,000	$ 31,000
Interest and penalties related to uncertain tax positions	$ 0	$ 0